SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.         SUBSEQUENT EVENTS

Renewal of Short-term Loan

In December 2024, the short-term loan of US$1,412, which was obtained in December 2023 and was scheduled to mature in December 2024, was renewed for an additional one-year term. The loan bear a fixed annual interest rate of 3.1% and remains secured by the same property located in Beijing, which is owned by a PRC company ultimately controlled by Mr. Vincent Tianquan Mo, the Executive Chairman of the Board and the controlling shareholder of the Company.

Refinancing of Structured Note and Related Bond Arrangement

As of December 31, 2023, the Company held a structured note investment backed by underlying bonds issued by Fang Holdings Limited, both scheduled to mature in October 2024. Subsequently, in September 2024, arrangements were implemented to replace this maturing structure. Consistent with prior refinancing activities, new offshore bonds maturing October 2025, were issued by Fang Holdings Limited in exchange for the underlying bonds that were due in 2024. The related domestic trust arrangement holding the investment was modified concurrently to align with the new maturity. This allowed the investment in the structured note to continue under terms consistent with the prior structure, now maturing October 2025.